Label	Element	Value
First Investors Life Series Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Life Series Growth & Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Investments in the Fund can only be made through a variable annuity contract or life insurance policy offered by a participating insurance company.  This table does not reflect the fees and expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option.  For information regarding those fees and expenses, please refer to the applicable variable annuity contract or life insurance policy prospectus.  If those fees and expenses were included, the overall fees and expenses shown in the table would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The table below does not include the fees or expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option.  If they were included, the expenses shown in the table below would be higher.  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.  The Fund primarily invests in common stocks of large-size companies.  The Fund may also invest in mid- and small-size companies.  Some but not all of the companies the Fund invests in may regularly pay dividends.

The Fund may write (sell) covered call options on the securities it holds to generate income.  A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the underlying security during the option period.

The Fund generally uses a “bottom-up” approach to selecting investments. This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization.  In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and the issuer’s valuation relative to its fundamentals and peers.

The Fund may sell a security if it becomes fully valued, is no longer attractively valued, its fundamentals have deteriorated or alternative investments become more attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:

Call Options Risk.  Writing call options involves risks, such as potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind or value.

Dividend Risk.  At times, the Fund may not be able to identify attractive dividend-paying stocks.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay, which could adversely affect the Fund’s ability to pay dividends and its share price.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  The Fund’s investments in potential growth opportunities may increase the potential volatility of its share price.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Undervalued Securities Risk.  The Fund seeks to invest in securities that the Fund’s adviser believes are undervalued and that it believes will rise in value due to anticipated events or changes in investor perceptions.  If these developments do not occur, the market price of these securities may not rise as expected or may fall.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart and table do not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 17.42% (for the quarter ended June 30, 2009) and the lowest quarterly return was -17.48% (for the quarter ended September 30, 2011).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 17.42% (for the quarter ended June 30, 2009)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -17.48% (for the quarter ended September 30, 2011)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.48%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2018
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund changed its primary broad-based securities index to the MSCI USA Value Index as of January 31, 2019. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
First Investors Life Series Growth & Income Fund | MSCI USA Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.18%)	[1]
5 Years	rr_AverageAnnualReturnYear05	6.62%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.13%	[1]
First Investors Life Series Growth & Income Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.27%)
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	11.18%
First Investors Life Series Growth & Income Fund | First Investors Life Series Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
Annual Return 2009	rr_AnnualReturn2009	28.05%
Annual Return 2010	rr_AnnualReturn2010	16.19%
Annual Return 2011	rr_AnnualReturn2011	2.37%
Annual Return 2012	rr_AnnualReturn2012	17.45%
Annual Return 2013	rr_AnnualReturn2013	38.06%
Annual Return 2014	rr_AnnualReturn2014	7.65%
Annual Return 2015	rr_AnnualReturn2015	(3.12%)
Annual Return 2016	rr_AnnualReturn2016	9.88%
Annual Return 2017	rr_AnnualReturn2017	18.28%
Annual Return 2018	rr_AnnualReturn2018	(10.17%)
1 Year	rr_AverageAnnualReturnYear01	(10.17%)
5 Years	rr_AverageAnnualReturnYear05	4.02%
10 Years	rr_AverageAnnualReturnYear10	11.64%

[1]	The Fund changed its primary broad-based securities index to the MSCI USA Value Index as of January 31, 2019. The Fund elected to use the new index because it more closely reflects the Fund's investment strategies.